UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21539

First Trust Senior Floating Rate Income Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) – 134.1%
	Aerospace & Defense – 0.8%
$1,859,063	Transdigm, Inc., Term Loan F, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	06/09/23	$1,869,604
969,851	Transdigm, Inc., Term Loan F, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.44%	06/09/23	975,350
				2,844,954
	Alternative Carriers – 0.7%
2,678,397	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.85%	02/22/24	2,682,495
	Application Software – 6.4%
1,637,486	CCC Information Resources, Inc., Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	03/31/24	1,641,579
780,070	Hyland Software, Term-3 Loans, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.90%	07/01/22	785,273
986,967	Infor (US), Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	02/02/22	987,756
2,261,524	Informatica Corp. (Ithacalux S.A.R.L), Term Loan B, 2 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	08/06/22	2,272,832
5,373,914	JDA Software Group (RP Crown Parent, Inc.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	10/12/23	5,409,758
6,703	Kronos, Inc., Term Loan B, 2 Mo. LIBOR + 3.50%, 1.00% Floor	5.14%	11/01/23	6,744
2,654,467	Kronos, Inc., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.30%	11/01/23	2,670,765
439,784	LANDesk Software, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.90%	01/18/24	431,850
128,978	Micro Focus International (MA Finance LLC), MA Finance TLB3, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	06/21/24	129,221
871,022	Micro Focus International (MA Finance LLC), Seattle Spinco TLB, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	06/21/24	872,659
589,453	Mitchell International, Inc., Delayed Draw Term Loan (d)	1.63% (e)	11/30/24	590,820
7,309,214	Mitchell International, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	11/30/24	7,326,171
796,000	Qlik Technologies (Project Alpha Intermediate Holdings, Inc.), Term Loan B, 6 Mo. LIBOR + 3.50%, 1.00% Floor	5.04%	04/26/24	784,808
				23,910,236
	Asset Management & Custody Banks – 2.7%
750,487	American Beacon Advisors, Inc. (Resolute Investment Managers), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	04/30/22	760,806
796,000	First Eagle Investment Management, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.69%	12/01/22	802,766
1,293,131	Guggenheim Partners Investment Management Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	07/22/23	1,298,679
988,885	Harbourvest Partners L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.91%	02/28/25	987,649
210,396	Mondrian Investment Partners Ltd. (MIPL Group Ltd.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	03/09/20	211,448
2,017,629	Victory Capital Holdings (VCH Holdings LLC), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/15/25	2,020,151
635,808	Virtus Investment Partners, Inc., Delayed Draw Term Loan (d)	0.00% (e)	06/01/24	638,192
3,621,800	Virtus Investment Partners, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.09%	06/01/24	3,635,382
				10,355,073
	Auto Parts & Equipment – 0.9%
2,031,775	Gates Global, Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	03/31/24	2,044,473
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Auto Parts & Equipment (Continued)
$1,240,400	Tower Automotive Holdings USA LLC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.38%	03/06/24	$1,240,921
				3,285,394
	Automotive Retail – 0.3%
996,972	KAR Auction Services, Inc., Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.25%	03/09/23	1,001,957
	Broadcasting – 3.3%
2,672,149	Cumulus Media Holdings, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor (f)	4.90%	12/23/20	2,294,708
33,568	Nexstar Broadcasting, Inc., Mission Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.07%	01/17/24	33,659
262,995	Nexstar Broadcasting, Inc., Nexstar Term Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.07%	01/17/24	263,707
567,379	Tribune Media Co., Extended Term Loan C, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	01/27/24	567,555
45,522	Tribune Media Co., Term B Loan, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	12/27/20	45,542
9,388,637	Univision Communications, Inc., Term Loan C5, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	03/15/24	9,269,965
				12,475,136
	Building Products – 1.9%
189,810	Beacon Roofing Supply, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.83%	01/02/25	190,602
62,734	Jeld-Wen, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.00% Floor	3.69%	12/07/24	63,032
7,013,986	Quikrete Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	11/15/23	7,040,288
				7,293,922
	Cable & Satellite – 0.8%
985,714	Cablevision Systems Corp. (CSC Holdings, Inc.), New Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.14%	01/31/26	986,532
325,664	Cablevision Systems Corp. (CSC Holdings, Inc.), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	07/17/25	324,687
409,406	Mediacom Broadband LLC, Term Loan K, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.73%	02/15/24	410,688
1,107,692	UPC Financing Partnership, Term Loan AR, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.09%	01/15/26	1,106,862
340,000	Virgin Media Finance PLC, Term Loan K, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.09%	01/31/26	341,085
				3,169,854
	Casinos & Gaming – 10.1%
326,563	Amaya Holdings B.V., 2nd Lien TL, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.69%	07/31/22	327,705
12,521,115	Amaya Holdings B.V., Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	08/01/21	12,600,624
9,400,000	Caesars Resorts Collection, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	12/22/24	9,457,622
4,284,150	CityCenter Holdings LLC, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	04/15/24	4,301,844
4,410	Golden Nugget, Term Loan B, 1 Mo. LIBOR + 3.25%, 0.75% Floor	4.90%	10/04/23	4,443
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Casinos & Gaming (Continued)
$1,736,105	Golden Nugget, Term Loan B, 2 Mo. LIBOR + 3.25%, 0.75% Floor	4.90%-5.04%	10/04/23	$1,749,351
1,105,157	MGM Growth Properties Operating Partnership L.P., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	04/25/23	1,109,644
1,091,167	Penn National Gaming, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	01/19/24	1,094,920
3,543,741	Station Casinos, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	06/08/23	3,548,808
3,848,666	VICI Properties (Caesars), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	12/31/24	3,866,717
				38,061,678
	Coal & Consumable Fuels – 0.4%
1,039,071	Arch Coal, Inc., Term Loan, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	03/07/24	1,044,786
309,857	Peabody Energy Corp., Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.15%	03/31/22	313,730
				1,358,516
	Commercial Printing – 0.4%
1,365,471	Multi-Color Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	11/01/24	1,370,018
	Construction Materials – 0.2%
606,012	Summit Materials, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	11/10/24	609,496
	Diversified Chemicals – 0.1%
368,421	Ineos US Finance LLC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	03/31/24	369,302
	Diversified Support Services – 1.0%
2,976,387	Brickman Group Holdings, Inc., Initial Term Loan (First Lien), 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.59%-4.65%	12/18/20	2,992,191
788,774	Brickman Group Holdings, Inc., Second Lien Term Loan, 1 Mo. LIBOR + 6.50%, 1.00% Floor	8.09%	12/18/21	793,901
				3,786,092
	Education Services – 0.1%
243,783	Bright Horizons Family Solutions, Inc., Term Loan B, 3 Mo. LIBOR + 2.00%, 0.75% Floor	3.65%	11/03/23	245,306
	Electric Utilities – 4.2%
371,250	Dayton Power & Light Co., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	3.65%	08/24/22	372,876
15,490,332	Energy Future Intermediate Holding Co., DIP Term Loan, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.47%	06/28/18	15,488,473
				15,861,349
	Environmental & Facilities Services – 0.7%
1,108,441	PSSI (Packers Holdings LLC), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.74%	11/16/24	1,108,907
1,364,886	WTG Holdings III Corp. (EWT Holdings III Corp.), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	12/31/24	1,377,689
				2,486,596
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Food Distributors – 0.5%
$1,625	TKC Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 4.25%, 1.00% Floor	5.91%	01/31/23	$1,642
643,500	TKC Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.03%	01/31/23	650,341
1,182,000	US Foods, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	06/27/23	1,190,593
				1,842,576
	Food Retail – 2.8%
4,947,000	Albertsons LLC, Term Loan B5, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.67%	12/21/22	4,881,798
5,749,327	Albertsons LLC, Term Loan B6, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.96%	06/22/23	5,659,523
				10,541,321
	Health Care Equipment – 1.9%
3,551,658	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan, 1 Mo. LIBOR + 3.25%, 2.00% Floor	4.90%	06/08/20	3,516,887
3,616,476	DJO Finance LLC (ReAble Therapeutics Finance LLC), Initial Term Loan, 3 Mo. LIBOR + 3.25%, 3.00% Floor	4.94%	06/08/20	3,581,071
199,000	Kinetic Concepts, Inc. (Acelity L.P., Inc.), Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	01/31/24	199,448
				7,297,406
	Health Care Facilities – 6.3%
1,053,352	Acadia Healthcare Co., Inc., Term Loan B1, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	02/11/22	1,059,746
1,205,628	Acadia Healthcare Co., Inc., Term Loan B2, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	02/16/23	1,212,946
8,960,296	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.98%	01/27/21	8,746,504
930,117	CHS/Community Health Systems, Inc., Term Loan G, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.73%	12/06/19	921,476
1,699,735	Concentra, Inc. (MJ Acquisition Corp.), Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.53%	06/01/22	1,710,358
6,568,266	Kindred Healthcare, Inc., New Term Loan, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.25%	04/09/21	6,580,615
3,672,236	National Veterinary Associates (NVA Holdings, Inc.), Term Loan B, 2 Mo. LIBOR + 2.75%, 1.00% Floor	4.33%	01/29/25	3,669,482
				23,901,127
	Health Care Services – 10.6%
4,167,971	21st Century Oncology, Inc., Tranche B Term Loan, 3 Mo. LIBOR + 6.13%, 1.00% Floor	7.86%	01/16/23	4,019,508
290,133	Air Medical Group, 2018 New Term Loan, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.01%	03/14/25	293,107
1,817,084	Air Methods Corp. (ASP AMC Intermediate Holdings, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	04/30/24	1,823,444
4,595	CHG Healthcare Services, Inc, Term Loan B, 2 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	4,639
1,828,903	CHG Healthcare Services, Inc, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.77%	06/07/23	1,846,424
9,205	Curo Health Services Holdings, Inc., Term Loan B, 2 Mo. LIBOR + 4.00%, 1.00% Floor	5.68%	02/05/22	9,173
3,580,217	Curo Health Services Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 4.00%, 1.00% Floor	5.81%	02/05/22	3,567,901
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Health Care Services (Continued)
$2,622,792	DuPage Medical Group (Midwest Physician), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.35%	08/15/24	$2,617,888
5,730,766	Envision Healthcare Corp. (Emergency Medical Services Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	12/01/23	5,743,316
658,350	ExamWorks Group, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	07/27/23	661,095
4,599,262	Healogics, Inc. (CDRH Parent, Inc.), Initial Term Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.75%	07/01/21	4,047,351
4,550,816	Surgery Centers Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	06/30/24	4,549,679
5,417,994	Team Health, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	02/06/24	5,266,724
5,298,080	U.S. Renal Care, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	5.94%	12/30/22	5,315,299
				39,765,548
	Health Care Supplies – 0.1%
410,745	ConvaTec, Inc., Term Loan B, 3 Mo. LIBOR + 2.25%, 0.75% Floor	3.94%	10/31/23	412,285
	Health Care Technology – 1.0%
1,595,500	Change Healthcare Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	03/01/24	1,598,292
2,036,191	Cotiviti Corp., Term Loan B, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.20%	09/28/23	2,045,109
				3,643,401
	Hotels, Resorts & Cruise Lines – 0.5%
1,355,601	Extended Stay America (ESH Hospitality, Inc.), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	08/30/23	1,362,068
445,500	Four Seasons Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.50%, 0.75% Floor	4.15%	11/30/23	448,284
				1,810,352
	Household Appliances – 0.7%
2,345,308	Traeger Grills, Closing Date Term Loan, 3 Mo. LIBOR + 5.00%, 1.00% Floor	6.69%	09/25/24	2,367,307
368,814	Traeger Grills, Delayed Draw Term Loan (d)	5.00% (e)	09/25/24	372,273
				2,739,580
	Human Resource & Employment Services – 0.3%
995,000	Tempo Acquisition, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	05/01/24	997,070
	Hypermarkets & Super Centers – 2.6%
8,317,359	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, 1 Mo. LIBOR + 3.50%, 1.00% Floor	5.08%	01/31/24	8,295,651
1,451,165	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, 1 Mo. LIBOR + 7.50%, 1.00% Floor	9.08%	01/26/25	1,453,501
				9,749,152
	Independent Power Producers & Energy Traders – 0.5%
1,950,000	Calpine Corp., Term Loan B5, 3 Mo. LIBOR + 2.50%, 0.00% Floor	4.20%	01/15/24	1,953,861
	Industrial Conglomerates – 0.0%
115,988	Accudyne Industries, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	08/18/24	116,585
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Industrial Machinery – 0.3%
$1,052,461	Douglas Dynamics LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.70%	12/31/21	$1,055,755
	Insurance Brokers – 4.3%
2,500,000	Amwins Group, Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.33%-4.40%	01/31/24	2,512,500
16,037	HUB International Ltd., Initial Term Loan (New), 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.70%	10/02/20	16,097
6,187,460	HUB International Ltd., Initial Term Loan (New), 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.84%	10/02/20	6,210,663
2,105,616	National Financial Partners Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.65%	01/06/24	2,110,880
5,414,482	USI, Inc. (Compass Investors, Inc.), Term Loan B, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.69%	05/15/24	5,404,790
				16,254,930
	Integrated Telecommunication Services – 2.4%
5,840,383	Century Link (Qwest), Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	01/31/25	5,736,716
3,496,363	Numericable U.S. LLC (Altice France S.A.), Term Loan B12, 3 Mo. LIBOR + 3.00%, 0.00% Floor	4.72%	01/06/26	3,356,508
107,284	Zayo Group LLC, Term Loan B2, 1 Mo. LIBOR + 2.25%, 1.00% Floor	3.87%	01/19/24	107,735
				9,200,959
	Leisure Facilities – 2.4%
5,669,962	ClubCorp Club Operations, Inc., Term Loan B, 3 Mo. LIBOR + 3.25%, 0.00% Floor	4.94%	08/31/24	5,701,374
2,534,906	Planet Fitness Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.00%, 0.75% Floor	4.65%	03/31/21	2,560,255
590,262	Planet Fitness Holdings LLC, Term Loan B, 3 Mo. LIBOR + 3.00%, 0.75% Floor	4.69%	03/31/21	596,164
				8,857,793
	Life Sciences Tools & Services – 5.6%
2,150,393	Immucor, Inc., Term Loan B First Lien, 2 Mo. LIBOR + 5.00%, 1.00% Floor	6.65%	07/30/21	2,188,025
7,412,918	Ortho-Clinical Diagnostics, Inc. (Crimson Merger Sub, Inc.), Initial Term Loan, 3 Mo. LIBOR + 3.75%, 1.00% Floor	5.44%	06/30/21	7,468,515
2,693,515	Parexel, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.40%	09/27/24	2,690,983
2,028,543	Pharmaceutical Product Development, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	08/18/22	2,033,614
2,246,646	Pharmaceutical Product Development, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	08/18/22	2,252,263
4,427,754	Sterigenics International (STHI Intermediate Holding Corp.), Term Loan B, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	05/15/22	4,436,078
				21,069,478
	Managed Health Care – 5.0%
2,107,636	Davis Vision/Superior Vision (Wink Holdco), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.49%	12/02/24	2,097,098
16,773,682	MultiPlan, Inc. (MPH Acquisition Holdings LLC), Term Loan B, 3 Mo. LIBOR + 3.00%, 1.00% Floor	4.69%	06/07/23	16,849,164
				18,946,262
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Metal & Glass Containers – 0.9%
$1,904,434	Berlin Packaging LLC, Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%-4.90%	10/01/21	$1,913,366
1,131,131	Berlin Packaging LLC, Term Loan B, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.95%	10/01/21	1,136,436
198,600	Crown Holdings, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.74%	01/19/25	200,255
				3,250,057
	Movies & Entertainment – 2.0%
382,800	AMC Entertainment, Inc., 2016 Incremental Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	12/15/23	383,638
276,958	AMC Entertainment, Inc., Initial Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	12/15/22	277,593
1,935,000	Cineworld Group PLC (Crown), Term Loan B, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.15%	02/05/25	1,932,098
990,000	Creative Artists Agency LLC (CAA Holdings LLC), Term Loan B, 1 Mo. LIBOR + 3.00%, 0.00% Floor	4.59%	02/15/24	997,425
4,080,907	Formula One (Delta 2 Lux S.A.R.L.), Term Loan B, 1 Mo. LIBOR + 2.50%, 1.00% Floor	4.15%	02/01/24	4,069,439
				7,660,193
	Oil & Gas Exploration & Production – 0.2%
944,563	American Energy Marcellus Holdings LLC (Ascent Resources - Marcellus LLC), Initial Loan (First Lien), 3 Mo. LIBOR + 4.25%, 1.00% Floor (f) (g)	5.71%	08/04/20	545,013
1,000,000	Fieldwood Energy LLC, Closing Date Loan (Second Lien), 3 Mo. LIBOR + 7.13%, 1.25% Floor (f) (g)	8.82%	09/30/20	190,000
				735,013
	Other Diversified Financial Services – 3.1%
3,958,617	Duff & Phelps Corp. (Deerfield Dakota), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	12/05/24	3,987,198
3,863,684	First Data Corp., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.87%	04/26/24	3,870,136
748,790	iPayment, Inc., Term Loan, 6 Mo. LIBOR + 5.00%, 1.00% Floor	6.62%	04/11/23	754,406
3,152,000	Wex, Inc., Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	07/01/23	3,171,700
				11,783,440
	Packaged Foods & Meats – 2.6%
298,500	Blue Buffalo Company, Ltd., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	05/22/24	299,246
9,162,687	New HB Acquisition LLC (Hostess), Term Loan B, 1 Mo. LIBOR + 2.25%, 0.75% Floor	3.90%	08/03/22	9,187,243
428,571	Post Holdings, Inc., Series A Incremental Term Loan, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.90%	05/30/24	429,017
				9,915,506
	Paper Packaging – 3.5%
13,230,599	Reynolds Group Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	02/05/23	13,288,549
	Pharmaceuticals – 9.6%
1,682,692	Akorn, Inc., Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor	5.94%	04/16/21	1,661,659
3,536,969	Amneal Pharmaceuticals LLC, Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.19%	11/01/19	3,545,811
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Pharmaceuticals (Continued)
$1,958,949	Catalent Pharma Solutions, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 1.00% Floor	3.90%	05/20/24	$1,965,688
5,216,714	Concordia Healthcare Corp., Initial Dollar Term Loan, 1 Mo. LIBOR + 4.25%, 1.00% Floor (f)	5.90%	10/21/21	4,659,621
7,865,152	Endo Pharmaceuticals Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 0.75% Floor	5.94%	04/29/24	7,843,523
1,500,000	Grifols Worldwide Operations Limited, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.72%	01/19/25	1,505,265
4,446,920	Horizon Pharma, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.88%	03/29/24	4,471,022
10,215,822	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.08%	04/01/22	10,333,304
				35,985,893
	Real Estate Services – 0.1%
329,488	DTZ Worldwide LTD., 2015-1 Additional Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%-5.23%	11/04/21	328,803
	Research & Consulting Services – 4.4%
4,983,675	Acosta, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	09/26/21	4,385,634
17,334	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 2 Mo. LIBOR + 3.25%, 2.00% Floor	4.90%	07/23/21	17,060
6,690,895	Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 3 Mo. LIBOR + 3.25%, 3.00% Floor	5.02%	07/23/21	6,585,313
804,000	Advantage Sales & Marketing, Inc., Term Loan B2, 3 Mo. LIBOR + 3.25%, 1.00% Floor	5.02%	07/23/21	791,313
4,615,125	Information Resources, Inc., Term Loan B, 3 Mo. LIBOR + 4.25%, 1.00% Floor	6.19%	01/18/24	4,642,539
				16,421,859
	Restaurants – 4.4%
394,200	IRB Holding Corp. (Arby’s), Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.83%	01/18/25	397,862
8,341,454	Portillo’s Holdings LLC, Second Lien Term Loan, 3 Mo. LIBOR + 8.00%, 1.00% Floor	9.69%	08/15/22	8,383,161
7,854,554	Portillo’s Holdings LLC, Term B Loan (First Lien), 3 Mo. LIBOR + 4.50%, 1.00% Floor	6.19%	08/02/21	7,903,645
				16,684,668
	Security & Alarm Services – 0.3%
1,194,036	Garda World Security Corp., Term Loan B, Prime Rate + 2.50%, 1.00% Floor	7.00%	05/26/24	1,204,233
	Semiconductors – 1.1%
2,476,113	Micron Technology, Inc., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.65%	04/26/22	2,489,385
1,669,540	Western Digital Corp., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	3.60%	04/29/23	1,677,053
				4,166,438
	Specialized Consumer Services – 1.5%
500,000	Asurion LLC, Term Loan (Second Lien) 2017, 1 Mo. LIBOR + 6.00%, 0.00% Floor	7.65%	07/31/25	512,125
1,422,615	Asurion LLC, Term Loan B4, 1 Mo. LIBOR + 2.75%, 1.00% Floor	4.40%	08/04/22	1,428,846
3,799,511	Asurion LLC, Term Loan B6, 1 Mo. LIBOR + 2.75%, 0.00% Floor	4.40%	11/03/23	3,818,509
				5,759,480
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Rate (a)	Stated Maturity (b)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (c) (Continued)
	Specialized Finance – 3.0%
$11,107,220	AlixPartners, Term Loan B, 3 Mo. LIBOR + 2.75%, 0.00% Floor	4.44%	04/04/24	$11,167,421
	Specialty Chemicals – 1.7%
5,175,630	H.B. Fuller, Term Loan B, 1 Mo. LIBOR + 2.25%, 0.00% Floor	3.84%	10/20/24	5,198,299
1,082,905	Platform Specialty Products Corp. (fka: Macdermid, Inc.), Term Loan B6, 1 Mo. LIBOR + 3.00%, 1.00% Floor	4.65%	06/07/23	1,089,403
				6,287,702
	Specialty Stores – 0.8%
56,329	Party City Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 2.75%, 0.75% Floor	4.45%	08/19/22	56,435
847,551	Party City Holdings, Inc., Term Loan B, 3 Mo. LIBOR + 2.75%, 0.75% Floor	4.33%-4.53%	08/19/22	849,145
3,764,007	Toys "R" US-Delaware, Inc., Term B-2 Loan, Prime Rate + 2.75%, 1.50% Floor (f)	7.25%	05/25/18	1,152,727
1,991,346	Toys "R" US-Delaware, Inc., Term B4 Loan, Prime Rate + 7.75%, 1.00% Floor (f)	12.25%	04/25/20	825,851
				2,884,158
	Systems Software – 9.3%
745,332	Applied Systems, Inc., 1st Lien Term Loan, 3 Mo. LIBOR + 3.25%, 1.00% Floor	4.94%	09/13/24	749,059
511,161	Applied Systems, Inc., 2nd Lien Term Loan, 3 Mo. LIBOR + 7.00%, 1.00% Floor	8.69%	09/13/25	527,134
1,651,849	Avast Software B.V. (Sybil Software LLC), Refinancing Dollar Term Loans, 3 Mo. LIBOR + 2.75%, 1.00% Floor	4.44%	09/30/23	1,661,231
14,548,527	BMC Software Finance, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	09/10/22	14,583,153
7,294,555	Compuware Corp., Term Loan B3, 2 Mo. LIBOR + 3.50%, 1.00% Floor	5.15%	12/15/21	7,382,674
2,783,347	Misys Financial Software Ltd. (Almonde, Inc.), Term Loan B, 3 Mo. LIBOR + 3.50%, 1.00% Floor	5.48%	06/13/24	2,781,315
673,429	Riverbed Technology, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	04/24/22	663,044
1,904,435	SS&C European Holdings, S.A.R.L., Term Loan B3, 1 Mo. LIBOR + 2.50%, 0.00% Floor	3.90%	03/15/25	1,913,957
679,374	SS&C European Holdings, S.A.R.L., Term Loan B4, 1 Mo. LIBOR + 2.50%, 0.00% Floor	3.90%	03/15/25	682,771
4,063,604	Vertafore, Inc., Term Loan B, 1 Mo. LIBOR + 3.25%, 1.00% Floor	4.90%	06/30/23	4,099,161
				35,043,499
	Technology Hardware, Storage & Peripherals – 2.8%
10,703,827	Dell, Inc. (Diamond 1 Finance Corp.), Term Loan B, 1 Mo. LIBOR + 2.00%, 0.75% Floor	3.65%	09/07/23	10,701,579
	Total Senior Floating-Rate Loan Interests			504,591,306
	(Cost $510,631,302)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) – 3.2%
	Cable & Satellite – 0.5%
1,022,000	Altice US Finance I Corp. (h)	5.50%	05/15/26	1,014,335
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	01/15/24	1,020,000
				2,034,335
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (c) (Continued)
	Health Care Facilities – 2.2%
$1,000,000	Select Medical Corp.	6.38%	06/01/21	$1,023,650
800,000	Tenet Healthcare Corp.	6.00%	10/01/20	834,992
3,837,000	Tenet Healthcare Corp. (h)	7.50%	01/01/22	4,062,424
2,136,000	Tenet Healthcare Corp.	8.13%	04/01/22	2,261,490
				8,182,556
	Life Sciences Tools & Services – 0.5%
1,916,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A. (h)	6.63%	05/15/22	1,911,210
	Total Corporate Bonds and Notes			12,128,101
	(Cost $12,043,285)
FOREIGN CORPORATE BONDS AND NOTES (c) – 1.6%
	Cable & Satellite – 0.1%
272,000	Ziggo Secured Finance B.V. (h)	5.50%	01/15/27	261,460
	Metal & Glass Containers – 0.1%
504,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (h)	4.25%	09/15/22	503,370
	Pharmaceuticals – 1.4%
4,871,000	Valeant Pharmaceuticals International, Inc. (h)	5.38%	03/15/20	4,877,089
500,000	Valeant Pharmaceuticals International, Inc. (h)	5.50%	11/01/25	496,562
				5,373,651
	Total Foreign Corporate Bonds and Notes			6,138,481
	(Cost $6,080,198)

Shares	Description	Value
COMMON STOCKS (c) – 0.6%
	Commodity Chemicals – 0.0%
20	LyondellBasell Industries N.V., Class A	2,164
	Electric Utilities – 0.6%
106,607	Vistra Energy Corp. (i)	2,020,203
	Total Common Stocks	2,022,367
	(Cost $1,647,078)
RIGHTS (c) – 0.0%
	Electric Utilities – 0.0%
106,607	Vistra Energy Corp. (i)	76,437
175,375	Vistra Energy Corp. Claim (i) (j) (k)	0
		76,437
	Life Sciences Tools & Services – 0.0%
1	New Millennium Holdco, Inc., Corporate Claim Trust (i) (j) (k) (l)	0
1	New Millennium Holdco, Inc., Lender Claim Trust (i) (j) (k) (l)	0
		0
	Total Rights	76,437
	(Cost $178,763)
WARRANTS (c) – 0.0%
	Broadcasting – 0.0%
1,449	Cumulus Media, Inc. (f) (i) (j) (m)	0
	(Cost $0)
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS (c) – 2.0%
7,423,255	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio - Institutional Class - 1.29% (n)	$7,423,255
	(Cost $7,423,255)
	Total Investments – 141.5%	532,379,947
	(Cost $538,003,881) (o)
	Outstanding Loans – (38.0)%	(143,000,000)
	Net Other Assets and Liabilities – (3.5)%	(13,148,708)
	Net Assets – 100.0%	$376,231,239

(a)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR period, spread and floor, but different LIBOR reset dates.
(b)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(c)	All of these securities are available to serve as collateral for the outstanding loans.
(d)	Delayed Draw Loan (See Note 2C - Unfunded Loan Commitments in the Notes to Portfolio of Investments).
(e)	Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.
(f)	This issuer has filed for protection in federal bankruptcy court.
(g)	This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(h)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (“Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At February 28, 2018, securities noted as such amounted to $13,126,450 or 3.5% of net assets.
(i)	Non-income producing security.
(j)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At February 28, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(k)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Portfolio of Investments).
(l)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(m)	This security is restricted and cannot be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration (see Note 2D - Restricted Securities in the Notes to Portfolio of Investments).
(n)	Rate shown reflects yield as of February 28, 2018.
(o)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of February 28, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,486,500 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,110,434. The net unrealized depreciation was $5,623,934.

LIBOR	London Interbank Offered Rate
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of February 28, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 2/28/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Senior Floating-Rate Loan Interests*	$ 504,591,306	$ —	$ 504,591,306	$ —
Corporate Bonds and Notes*	12,128,101	—	12,128,101	—
Foreign Corporate Bonds and Notes*	6,138,481	—	6,138,481	—
Common Stocks*	2,022,367	2,022,367	—	—
Rights:
Electric Utilities	76,437	—	76,437	—**
Life Sciences Tools & Services	—**	—	—	—**
Warrants*	—**	—	—**	—
Money Market Funds	7,423,255	7,423,255	—	—
Total Investments	$ 532,379,947	$ 9,445,622	$ 522,934,325	$—**

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at February 28, 2018.
Level 3 Rights that are fair valued by the Advisor’s Pricing Committee are footnoted in the Portfolio of Investments. The Level 3 Rights values are based on unobservable and non-quantitative inputs. The Fund’s Board of Trustees has adopted valuation procedures that are utilized by the Advisor’s Pricing Committee to oversee the day-to-day valuation of the Fund’s investments. The Advisor’s Pricing Committee, through the Fund’s fund accounting agent, monitors the daily pricing via tolerance checks and stale and unchanged price reviews. The Advisor’s Pricing Committee also reviews monthly back testing of third-party pricing service prices by comparing sales prices of the Fund’s investments to prior day third-party pricing service prices. Additionally, the Advisor’s Pricing Committee reviews periodic information from the Fund’s third-party pricing service that compares secondary market trade prices to their daily valuations.
See Notes to Portfolio of Investments

First Trust Senior Floating Rate Income Fund II (FCT)
Portfolio of Investments (Continued)
February 28, 2018 (Unaudited)
The following table presents the activity of the Fund’s investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.
Beginning Balance at May 31, 2017
Senior Floating-Rate Loan Interests	$90,379
Rights	—**
Net Realized Gain (Loss)
Senior Floating-Rate Loan Interests	(19,479)
Rights	—
Net Change in Unrealized Appreciation/Depreciation
Senior Floating-Rate Loan Interests	104,498
Rights	—
Purchases
Senior Floating-Rate Loan Interests	—
Rights	—
Sales
Senior Floating-Rate Loan Interests	(175,398)
Rights	—
Transfers In
Senior Floating-Rate Loan Interests	—
Rights	—
Transfers Out
Senior Floating-Rate Loan Interests	—
Rights	—
Ending Balance at February 28, 2018
Senior Floating-Rate Loan Interests	—
Rights	—**
Total Level 3 holdings	$—**
** Investment is valued at $0.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2018 (Unaudited)
1. Organization
First Trust Senior Floating Rate Income Fund II (the “Fund”) is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FCT on the New York Stock Exchange (“NYSE”).
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
The senior floating-rate loan interests (“Senior Loans”)(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third-party pricing service. The third-party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans. If the third-party pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, the Advisor’s Pricing Committee may value such Senior Loan at a fair value according to procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Fair valuation of a Senior Loan is based on the consideration of all available information, including, but not limited to the following:
1)	the fundamental business data relating to the borrower/issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of a security;
4)	the financial statements of the borrower/issuer;
5)	the credit quality and cash flow of the borrower/issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security;
10)	the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower’s/issuer’s management;
11)	the prospects for the borrower’s/issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

(1)	The terms “security” and “securities” used throughout the Notes to Portfolio of Investments include Senior Loans.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2018 (Unaudited)
12)	the borrower’s/issuer’s competitive position within the industry;
13)	the borrower’s/issuer’s ability to access additional liquidity through public and/or private markets; and
14)	other relevant factors.
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Corporate bonds, corporate notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Fund’s Board of Trustees, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2018 (Unaudited)
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of February 28, 2018, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At February 28, 2018, the Fund had no when-issued, delayed-delivery or forward purchase commitments (other than unfunded commitments discussed below).
C. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund had unfunded delayed draw loan commitments, which are marked to market daily, of $1,601,285 as of February 28, 2018. In connection with these commitments, the Fund earns a commitment fee typically set as a percentage of the commitment amount.

Notes to Portfolio of Investments (Continued)
First Trust Senior Floating Rate Income Fund II (FCT)
February 28, 2018 (Unaudited)
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2018, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity date and yield for this issuer.
Security	Acquisition Date	Principal Values/Shares	Value Per Share	Carrying Cost	Value	% of Net Assets
Cumulus Media, Inc.	06/29/09	1,449	$0.00	$—	$—	0.00%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Senior Floating Rate Income Fund II

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 27, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 27, 2018

* Print the name and title of each signing officer under his or her signature.